Schedule of Investments (unaudited) October 31, 2021	BlackRock MuniYield California Fund, Inc. (MYC) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

California — 83.3%

Corporate — 0.9%
California Community Choice Financing Authority RB, Series B-1, 4.00%, 02/01/52(a)	$800	$958,442
California Municipal Finance Authority, RB, Series A, AMT, 4.00%, 07/15/29	1,835	2,045,797

		3,004,239

County/City/Special District/School District — 21.2%
Beverly Hills Unified School District California, GO, Series A, 3.00%, 08/01/41	2,000	2,110,108
California Statewide Communities Development Authority, SAB
Series A, 5.00%, 09/02/39	190	231,384
Series A, 5.00%, 09/02/44	110	132,210
Series A, 5.00%, 09/02/48	110	130,098
California Statewide Communities Development Authority, SAB, S/F Housing
5.00%, 09/02/40	205	246,724
4.00%, 09/02/50	165	179,275
5.00%, 09/02/50	165	195,595
Series C, 5.00%, 09/02/39	415	505,390
California Statewide Communities Development Authority, ST
4.00%, 09/01/41	155	173,286
4.00%, 09/01/51	295	326,141
City & County of San Francisco California, Refunding COP, Series A, 4.00%, 04/01/44	11,300	12,794,831
City of Los Angeles California, COP, (AMBAC), 6.20%, 11/01/31	1,800	1,808,055
City of Roseville California, ST, 4.00%, 09/01/50	240	264,477
City of San Jose California Hotel Tax Revenue, RB 6.50%, 05/01/36	1,520	1,526,962
6.50%, 05/01/42	1,860	1,868,348
Los Angeles County Metropolitan Transportation Authority, Refunding RB, Series A, 5.00%, 07/01/42	2,000	2,418,086
Mount San Antonio Community College District, Refunding GO, Series A, Election 2018, 5.00%, 08/01/44	8,000	10,047,280
Orange County Community Facilities District, ST 4.00%, 08/15/40	180	206,724
4.00%, 08/15/50	165	187,379
Riverside County Public Financing Authority, RB, 5.25%, 11/01/45(b)	5,000	5,932,700
San Francisco Bay Area Rapid Transit District, GO, Series A, 4.00%, 08/01/42	6,000	6,869,292
San Jose Unified School District GO, Series F, 4.00%, 08/01/42	1,000	1,165,088
Santa Clara County Financing Authority, RB, Series A, 4.00%, 05/01/45	15,000	17,066,610
West Contra Costa Unified School District, GO, Series A, 5.50%, 08/01/23(b)	2,500	2,728,338
West Valley-Mission Community College District, GO, Series A, 4.00%, 08/01/44	3,420	3,945,733

		73,060,114

Education — 6.0%
California Municipal Finance Authority, RB(c)
Series A, 5.00%, 10/01/39	150	167,420
Series A, 5.00%, 10/01/49	255	280,756
Series A, 5.00%, 10/01/57	505	553,692
California Municipal Finance Authority, Refunding RB 5.00%, 08/01/39	290	325,178

Security	Par (000)		Value

Education (continued)
California Municipal Finance Authority, Refunding RB (continued)
5.00%, 08/01/48	$940		$1,033,384
California Public Finance Authority, RB, Series A, 5.00%, 07/01/54(c)	195		202,747
California School Finance Authority, RB 6.65%, 07/01/33	595		643,075
6.90%, 07/01/43	1,330		1,433,439
Series A, 6.00%, 07/01/33	1,500		1,621,639
Series A, 5.00%, 06/01/39(c)	740		805,651
Series A, (ST INTERCEPT), 5.00%, 06/01/41(c)	440		491,200
Series A, 6.30%, 07/01/43	3,000		3,244,671
Series A, (ST INTERCEPT), 5.00%, 06/01/51(c)	600		657,841
Series A, 5.00%, 06/01/58(c)	1,465		1,593,048
Series A, 4.00%, 06/01/61(c)	450		462,673
California Statewide Communities Development Authority, RB, 5.00%, 06/01/51(c)	165		193,681
Hastings Campus Housing Finance Authority, RB
Series A, 5.00%, 07/01/45	410		487,507
Series A, 5.00%, 07/01/61	2,465		2,863,388
University of California, Refunding RB, Series BH, 4.00%, 05/15/46	3,000		3,529,584

			20,590,574

Health — 4.4%
California Health Facilities Financing Authority, RB, Series A, 5.25%, 11/01/41	8,700		8,700,000
California Health Facilities Financing Authority, Refunding RB
Series A, 4.00%, 04/01/49	3,000		3,361,080
Series B, 5.00%, 11/15/46	2,370		2,827,190
California Municipal Finance Authority, Refunding RB(c)
Series A, 5.00%, 11/01/39	135		152,918
Series A, 5.00%, 11/01/49	150		167,631

			15,208,819

Housing — 8.5%
California Community Housing Agency, RB, M/F Housing(c) 4.00%, 02/01/50	245		254,092
4.00%, 08/01/51	1,255		1,290,869
3.00%, 02/01/57	820		794,962
Series A, 5.00%, 04/01/49	1,890		2,121,087
Series A, 4.00%, 02/01/56	1,460		1,560,740
Series A-1, 4.00%, 08/01/50	260		268,775
Series A-1, 3.00%, 02/01/57	515		473,984
Series A-2, 4.00%, 08/01/47	1,410		1,447,670
California Housing Finance, RB, M/F Housing, Series A, 4.25%, 01/15/35	—	(d)	592
City & County of San Francisco California, RB, M/F Housing, Series J, (FNMA COLL), 2.55%, 07/01/39	5,000		5,149,620
CMFA Special Finance Agency VII, RB(c) 4.00%, 08/01/47	750		785,978
3.00%, 08/01/56	825		754,032
CSCDA Community Improvement Authority, RB, M/F Housing(c) 4.00%, 10/01/46	1,175		1,218,188
2.65%, 12/01/46	970		901,021
4.00%, 07/01/56	790		819,314
3.13%, 08/01/56	330		303,375
4.00%, 08/01/56	1,000		1,040,441
3.00%, 12/01/56	795		736,241
3.25%, 04/01/57	405		386,598
4.00%, 04/01/57	1,090		1,124,898

1

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock MuniYield California Fund, Inc. (MYC) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Housing (continued)
CSCDA Community Improvement Authority, RB, M/F Housing(c) (continued) 4.00%, 05/01/57(e)	$1,260	$1,284,387
Series A, 2.45%, 02/01/47	415	390,093
Series A, 5.00%, 07/01/51	700	794,178
Series A-2, 4.00%, 09/01/56	1,415	1,481,563
Series B, 4.00%, 02/01/57	455	473,258
Santa Clara County Housing Authority, RB, M/F Housing, Series A, AMT, 6.00%, 08/01/41	3,500	3,513,013

		29,368,969

State — 12.8%
State of California, Refunding GO 5.00%, 09/01/35	10,115	12,058,941
4.00%, 03/01/36	20,000	23,609,401
5.25%, 10/01/39	3,500	4,144,721
3.00%, 12/01/46	4,025	4,286,810

		44,099,873

Tobacco — 4.8%
California County Tobacco Securitization Agency, Refunding RB 4.00%, 06/01/49	165	187,327
5.00%, 06/01/50	250	291,408
Series A, 4.00%, 06/01/49	240	275,959
California County Tobacco Securitization Agency, Refunding RB, CAB(f) 0.00%, 06/01/55	1,660	415,828
Series B-2, Subordinate, 0.00%, 06/01/55	2,485	496,595
Golden State Tobacco Securitization Corp., Refunding RB
Series A-1, 5.00%, 06/01/47	325	332,915
Series A-2, 5.00%, 06/01/47	11,495	11,774,938
Tobacco Securitization Authority of Southern California, Refunding RB, 5.00%, 06/01/48	2,140	2,584,260

		16,359,230

Transportation — 18.8%
City of Long Beach California Harbor Revenue, ARB, Series A, AMT, 5.00%, 05/15/40	4,915	5,909,914
City of Los Angeles Department of Airports Refunding RB,
Series D, AMT, 4.00%, 05/15/51	9,000	10,308,753
City of Los Angeles Department of Airports, ARB
Series A, AMT, 5.25%, 05/15/38	1,735	2,129,286
Series B, AMT, 5.00%, 05/15/36	2,865	3,354,514
Series C, AMT, Subordinate, 5.00%, 05/15/44	5,955	7,080,167
City of Los Angeles Department of Airports, Refunding ARB, AMT, 5.00%, 05/15/43	2,175	2,641,757
County of Sacramento California Airport System Revenue, Refunding RB
Series A, 5.00%, 07/01/41	8,290	9,697,087
Series C, AMT, 5.00%, 07/01/37	3,000	3,642,603
Los Angeles County Metropolitan Transportation Authority, Refunding RB, Series A, 5.00%, 07/01/41	1,300	1,576,101
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB
Series A, AMT, 5.25%, 05/01/33	1,440	1,538,860
Series A, AMT, 5.00%, 05/01/42	5,050	5,974,488
Series A, AMT, 5.00%, 05/01/44	2,500	3,030,172
Series A, AMT, 5.00%, 05/01/49	4,050	4,881,303
Series D, AMT, 5.25%, 05/01/48	2,250	2,729,536

		64,494,541

Security	Par (000)	Value

Utilities — 5.9%
City of Richmond California Wastewater Revenue, Refunding RB, Series A, 5.00%, 08/01/42	$5,185	6,267,514
Eastern Municipal Water District, Refunding RB, Series A, 5.00%, 07/01/42	3,000	3,556,203
Los Angeles Department of Water, RB, Series A, 5.00%, 07/01/42	3,440	4,118,833
Los Angeles Department of Water, Refunding RB, Series B, 5.00%, 07/01/43	5,175	6,377,618

		20,320,168

Total Municipal Bonds in California		286,506,527

Puerto Rico — 5.3%

State — 4.6%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	1,689	1,878,668
Series A-1, Restructured, 5.00%, 07/01/58	6,675	7,535,808
Series A-2, Restructured, 4.33%, 07/01/40	1,696	1,859,833
Series A-2, Restructured, 4.78%, 07/01/58	1,727	1,924,241
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(f)	8,295	2,701,698

		15,900,248

Tobacco — 0.0%
Children’s Trust Fund, Refunding RB, 5.50%, 05/15/39	95	97,333

Utilities — 0.7%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, RB, Series A, Senior Lien, 5.00%, 07/01/33	2,185	2,254,466

Total Municipal Bonds in Puerto Rico		18,252,047

Total Municipal Bonds — 88.6% (Cost: $284,491,060)		304,758,574

Municipal Bonds Transferred to Tender Option Bond Trusts(g)

California — 71.3%

County/City/Special District/School District — 19.2%
Los Angeles County Public Works Financing Authority, Refunding RB
Series A, 5.00%, 12/01/39	17,850	20,162,325
Series A, 5.00%, 12/01/44	14,095	15,754,226
Palomar Community College District, GO, Series C, 5.00%, 08/01/25(b)	15,140	17,672,082
Santa Monica Community College District, GO, Series A, 5.00%, 08/01/43	10,000	12,326,540

		65,915,173

Education — 25.2%
California State University, Refunding RB
Series A, 5.00%, 11/01/41.	9,775	11,505,322
Series A, 5.00%, 11/01/42(h)	13,430	16,198,212
Series A, 5.00%, 11/01/43	5,001	5,781,027
University of California, Refunding RB 5.25%, 05/15/44(b)	11,950	13,314,003
Series AZ, 5.00%, 05/15/43(h)	12,000	14,692,380
Series I, 5.00%, 05/15/40	21,875	25,022,069

		86,513,013

Health — 3.8%
California Health Facilities Financing Authority, RB, Series A, 5.00%, 11/15/41(b)	11,000	12,962,344

S C H E D U L E OF I N V E S T M E N T S	2

Schedule of Investments (unaudited)(continued) October 31, 2021	BlackRock MuniYield California Fund, Inc. (MYC) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

State — 7.3%
State of California, GO, 4.00%, 03/01/46(h)	$10,000	$11,563,130
State of California, Refunding GO, 5.00%, 08/01/37	10,975	13,555,025

		25,118,155

Transportation — 9.0%
City of Los Angeles Department of Airports, ARB, AMT, Series A, 5.00%, 05/15/45	10,045	11,328,350
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB, AMT, Series E, 5.00%, 05/01/45(h)	16,250	19,645,819

		30,974,169

Utilities — 6.8%
Sacramento Municipal Utility District, Refunding RB, Series H, 4.00%, 08/15/45	20,000	23,496,330

Total Municipal Bonds in California		244,979,184

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 71.3% (Cost: $228,217,552)		244,979,184

Total Investments — 159.9% (Cost: $512,708,612)		549,737,758

Other Assets Less Liabilities — 1.2%		4,550,690

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (30.4)%		(104,706,767)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (30.7)%		(105,687,262)

Net Assets Applicable to Common Shares — 100.0%		$343,894,419
(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Rounds to less than 1,000.
(e)	When-issued security.
(f)	Zero-coupon bond.
(g)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(h)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between May 1, 2025 to March 1, 2028, is $27,116,500.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/21	Shares Held at 10/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds California Money Fund, Institutional Class(a)	$683,167	$—	$(683,168	)(b)	$—	$1	$—	—	$—	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

3

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock MuniYield California Fund, Inc. (MYC)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts 10-Year U.S. Treasury Note.	181	12/21/21	$23,649	$315,309
U.S. Long Bond	109	12/21/21	17,529	36,927
5-Year U.S. Treasury Note	141	12/31/21	17,159	196,300

				$548,536

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$304,758,574	$—	$304,758,574
Municipal Bonds Transferred to Tender Option Bond Trusts	—	244,979,184	—	244,979,184

	$—	$549,737,758	$—	$549,737,758

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$548,536	$—	$—	$548,536

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(104,690,676)	$—	$(104,690,676)
VRDP Shares at Liquidation Value	—	(105,900,000)	—	(105,900,000)

	$—	$(210,590,676)	$—	$(210,590,676)

S C H E D U L E OF I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock MuniYield California Fund, Inc. (MYC)

Portfolio Abbreviation

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

FNMA	Federal National Mortgage Association

GO	General Obligation Bonds

M/F	Multi-Family

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

ST	Special Tax

5